Warrant Derivative - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Warrant Activity [Line Items]
Number of Warrants Outstanding balance	1,458,333
Average Exercise Price Outstanding balance	$ 0.72
Number of Warrants, Granted	12,681,818	1,458,333
Average Exercise Price, Granted	$ 0.68	$ 0.72
Weighted Average Remaining Contractual Term in Years, Granted	5 years 1 month 20 days	5 years 4 months 17 days
Number of Warrants, Exercised	(9,640,151)
Average Exercise Price, Exercised	$ 1.65
Number of Warrants, Surrendered
Average Exercise Price, Surrendered
Number of Warrants, Expired
Average Exercise Price, Expired
Number of Warrants Outstanding balance	4,500,000	1,458,333
Average Exercise Price Outstanding balance	$ 0.72	$ 0.72
Weighted Average Remaining Contractual Term in Years Outstanding balance	5 years 1 month 20 days	5 years 4 months 17 days